Property and Equipment, Net - Schedule of Disaggregated Information of Revenue Equipment by Types and Arrangements (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Number of revenue equipment owned with no obligations	177	216
Number of revenue equipment owned and pledged for borrowings	45	35
Total	222	251
Book value of revenue equipment owned with no obligations	$ 374,979	$ 601,686
Book value of revenue equipment owned and pledged for borrowings	119,939	237,266
Total	$ 494,918	$ 838,952
Tractors [Member]
Property, Plant and Equipment [Line Items]
Number of revenue equipment owned with no obligations	40	65
Number of revenue equipment owned and pledged for borrowings	44	34
Total	84	99
Book value of revenue equipment owned with no obligations	$ 250,114	$ 323,391
Book value of revenue equipment owned and pledged for borrowings	103,636	220,505
Total	$ 353,750	$ 543,896
Trailers [Member]
Property, Plant and Equipment [Line Items]
Number of revenue equipment owned with no obligations	87	99
Number of revenue equipment owned and pledged for borrowings	1	1
Total	88	100
Book value of revenue equipment owned with no obligations	$ 63,669	$ 135,078
Book value of revenue equipment owned and pledged for borrowings	16,303	16,761
Total	$ 79,972	$ 151,839
Vans [Member]
Property, Plant and Equipment [Line Items]
Number of revenue equipment owned with no obligations	50	52
Number of revenue equipment owned and pledged for borrowings
Total	50	52
Book value of revenue equipment owned with no obligations	$ 61,196	$ 143,217
Book value of revenue equipment owned and pledged for borrowings
Total	$ 61,196	$ 143,217